Offerings - Offering: 1	Sep. 23, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, without par value
Amount Registered | shares	30,777,318
Maximum Aggregate Offering Price	$ 2,119,527,973.03
Fee Rate	0.01381%
Amount of Registration Fee	$ 292,706.81
Offering Note	Rule 457(f) Fee Calculation Details (1) Represents the estimated maximum number of shares of common stock of Patrick Industries, Inc. ("Patrick"), without par value ("Patrick Common Stock"), to be issued, or subject to equity awards that may be assumed by Patrick, upon the consummation of the mergers (the "Merger") and the other transactions contemplated by the Agreement and Plan of Merger, dated as of June 30, 2026, by and among Patrick, LCI Industries ("LCI"), Planet First Merger Sub Inc. and Planet Second Merger Sub LLC (as it may be amended from time to time, the "Merger Agreement"). The number of shares of Patrick Common Stock being registered is estimated based upon (i) 24,740,609, the maximum number of shares of common stock of LCI, par value $0.01 per share ("LCI Common Stock"), including LCI Common Stock issuable or subject to equity awards, estimated to be exchanged or converted in the Merger (calculated as the sum of (a) 24,312,075, the number of shares of LCI Common Stock outstanding as of September 11, 2026, (b) 286,911, the number of shares of LCI Common Stock underlying outstanding LCI restricted stock unit awards as of September 11, 2026, and (c) 141,623, the number of shares of LCI Common Stock subject to outstanding LCI performance restricted stock unit awards (assuming target performance levels) as of September 11, 2026, multiplied by (ii) the exchange ratio of 1.2440, as set forth in the Merger Agreement. (2) Estimated solely for the purpose of calculating the registration fee required by Section 6(b) of the Securities Act of 1933, as amended (the "Securities Act"), and calculated pursuant to Rules 457(f)(1) and 457(c) of the Securities Act. The proposed maximum aggregate offering price of $2,119,527,973.03 of Patrick Common Stock was calculated on the basis of (i) $85.67, the average of the high and low prices per share of LCI Common Stock on the New York Stock Exchange on September 18, 2026, which date is within five business days prior to the filing of this Registration Statement, multiplied by 24,740,609, the maximum number of shares of LCI Common Stock, including LCI Common Stock issuable or subject to equity awards, estimated to be exchanged or converted in the Merger as calculated pursuant to footnote (1).